United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Premier Municipal Income Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.3%
		Alabama—2.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$1,308,071
415,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	461,032
1,000,000		Selma, AL IDB, Revenue Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,110,060
		TOTAL	2,879,163
		Arizona—1.0%
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2034	1,053,270
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	345,427
		TOTAL	1,398,697
		California—10.8%
300,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.00% (KIPP LA), 7/1/2034	312,318
250,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	259,820
400,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2035	418,288
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,130,610
375,000	[1,2]	California Statewide CDA, Revenue Refunding Bonds (Series 2014A), 5.25% (899 Charleston LLC), 11/1/2044	379,575
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,275,779
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,139,560
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	2,015,020
110,000		Irvine, CA, LO Improvement Bonds, 5.00% (Reassessment District No. 13-1), 9/2/2021	123,388
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,459,350
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,183,760
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,097,410
1,500,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,716,960
		TOTAL	15,511,838
		Colorado—4.0%
820,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50%, 12/1/2045	793,268
500,000	[1,2]	Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00% (University Lab School), 12/15/2035	501,020
1,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2013A), 5.00% (Sisters of Charity of Leavenworth Health System), 1/1/2044	1,367,925
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	247,383
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,806,000
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2037	1,124,840
		TOTAL	5,840,436
		Delaware—0.5%
715,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	781,459
		District of Columbia—1.3%
1,470,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	1,679,739
225,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2048	257,695
		TOTAL	1,937,434
		Florida—6.4%
850,000		Florida State Municipal Power Agency, All-Requirements Power Supply Project Refunding Revenue Bonds (Series 2016A), 5.00%, 10/1/2024	1,000,424
1,000,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,001,060

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	$1,124,680
750,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	843,930
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	2,211,400
1,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	1,182,190
165,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.25% (Sinai Residences of Boca Raton), 6/1/2034	193,556
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,077,510
190,000		Tolomato Community Development District, FL, Special Assessment Refunding Revenue Bonds (Series A-1), 6.65%, 5/1/2040	190,008
10,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	10,047
285,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	174,292
180,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024@ 6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	92,740
195,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
160,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@ 6.61%)/(Original Issue Yield: 6.61%), 5/1/2039	44,033
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@ 6.61%), 5/1/2040	77,232
65,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@ 6.61%), 5/1/2040	28,535
		TOTAL	9,251,641
		Georgia—2.0%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,165,320
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.14%), 11/1/2024	1,692,465
		TOTAL	2,857,785
		Guam—0.4%
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	559,235
		Hawaii—0.6%
750,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	813,772
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	912,791
		Illinois—7.6%
1,400,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	1,529,388
625,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041 (United States Treasury PRF 1/1/2021@100)	746,131
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	999,920
750,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	847,995
565,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	640,608
1,100,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,132,846
420,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	409,710
175,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2016A), 4.00% (Depaul University), 10/1/2032	180,919
1,250,000		Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,350,900
1,000,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,040,030
1,000,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,034,090
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,025,940
		TOTAL	10,938,477

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—3.0%
$500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	$558,690
655,000	Indiana State Finance Authority Midwestern Relief, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	657,836
1,500,000	Indiana State Finance Authority Wastewater Utilities, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,698,210
1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,340,664
	TOTAL	4,255,400
	Iowa—0.5%
700,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co. LLC), 12/1/2022	704,018
	Kansas—1.5%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	2,207,680
	Kentucky—0.8%
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,094,330
	Louisiana—0.4%
500,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	523,345
	Maine—0.4%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (Maine General Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	650,100
	Maryland—0.7%
690,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	741,005
200,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	213,286
	TOTAL	954,291
	Massachusetts—0.4%
500,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	562,065
	Michigan—5.5%
500,000	Michigan Finance Authority Local Government Loan Program, Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00% (Detroit, MI Sewage Disposal System), 7/1/2035	537,710
1,750,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2039	1,868,318
600,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Great Lakes, MI Water Authority)/(AGM INS), 7/1/2037	663,522
300,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Henry Ford Health System, MI), 11/15/2041	325,443
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.00%), 11/15/2039	1,121,330
1,705,000	Royal Oak, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2033	1,866,054
1,490,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,584,779
	TOTAL	7,967,156
	Minnesota—0.3%
400,000	Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	443,652
	Mississippi—1.2%
1,240,000	Lowndes County, MS Solid Waste Disposal, PCR Refunding Bonds (Project A), 6.80% (Weyerhaeuser Co.), 4/1/2022	1,441,203
315,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	346,213
	TOTAL	1,787,416
	Nebraska—2.2%
2,000,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,116,220
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2014A), 5.00%, 1/1/2039	1,093,970
	TOTAL	3,210,190

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—4.4%
$2,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	$2,044,000
600,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	649,392
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2016A), 5.00%, 1/1/2034	1,694,100
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	962,000
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	999,940
		TOTAL	6,349,432
		New York—9.4%
1,000,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,147,160
200,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	218,230
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,117,800
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,136,440
1,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008DD), 5.50% (United States Treasury PRF 6/15/2018@100) (Original Issue Yield: 5.57%), 6/15/2026	1,060,970
900,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	1,018,998
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,145,500
2,000,000		New York Liberty Development Corp., Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,282,480
1,000,000	[1,2]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 1), 5.00% (3 World Trade Center), 11/15/2044	1,045,010
1,030,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,143,630
1,000,000		New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Series 2015B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2028	1,171,050
750,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2037	830,647
250,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	287,928
		TOTAL	13,605,843
		North Carolina—2.9%
2,385,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.00% (Carolinas HealthCare System), 1/15/2043	2,603,395
375,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00% (Pennybyrn at Maryfield), 10/1/2035	377,336
1,000,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.00%, 1/1/2031	1,155,120
		TOTAL	4,135,851
		Ohio—4.3%
500,000		American Municipal Power-Ohio, Inc., Refunding Revenue Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2042	548,255
1,500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,488,810
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,091,173
745,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	781,349
800,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	917,248
450,000		Ohio State University, Revenue Bonds (Series 2008A), 5.00%, 12/1/2026	482,449
750,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	844,042
		TOTAL	6,153,326
		Oregon—0.5%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	500,655
275,000		Yamhill County, OR Hospital Authority, Revenue Refunding Bonds (Series 2016A), 5.00% (Friendsview Retirement Community), 11/15/2036	281,960
		TOTAL	782,615
		Pennsylvania—6.1%
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	1,037,280

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$450,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015, 5.00% (Diakon Lutheran Social Ministries), 1/1/2038	$475,358
1,000,000		Delaware County, PA Authority, Revenue Bonds (Series 2015), 5.00% (Villanova University), 8/1/2040	1,110,140
1,500,000		Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.60%), 8/15/2035	1,599,495
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50% (United States Treasury PRF 12/1/2019@100), 12/1/2041	1,118,660
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	1,077,040
555,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	592,346
1,630,000		Philadelphia, PA Water & Wastewater System, Water & Wastewater Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.13%), 1/1/2027	1,749,283
		TOTAL	8,759,602
		Puerto Rico—0.3%
500,000	[3,4]	Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00% (Original Issue Yield: 8.727%), 7/1/2035	367,500
		Tennessee—5.2%
600,000		Blount County, TN Health and Educational Facilities Board, Revenue Refunding and Improvement Bonds (Series 2016A), 5.00% (Asbury, Inc.), 1/1/2047	600,420
1,750,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	1,909,267
2,000,000		Rutherford County, TN Health and Educational Facilities Board, Revenue Bonds (Series 2012C), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2047	2,218,960
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50% (United States Treasury PRF 5/1/2018@100), 5/1/2038	2,720,868
		TOTAL	7,449,515
		Texas—9.0%
1,140,000		Arlington, TX Higher Education Finance Corp., Revenue Bonds (Series 2016A), 5.00% (Uplift Education), 12/1/2036	1,200,192
200,000		Bexar County, HFDC., Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation)/(United States Treasury PRF 7/1/2017@100), 7/1/2033	202,970
800,000		Bexar County, HFDC., Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2033	804,008
1,050,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/( Original Issue Yield: 6.30%), 1/1/2046	1,239,798
500,000		Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	520,085
750,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	780,892
835,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	961,135
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Health System)/(United States Treasury PRF 2/15/2019@100), 2/15/2025	2,179,440
1,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	1,031,640
200,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.) (United States Treasury PRF 5/15/2021@100), 5/15/2041	244,288
175,000		New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Series 2016), 5.00% (MRC Crestview), 11/15/2036	173,471
685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	757,370
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	895,137
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2009), 6.375% (Air Force Village)/(United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.50%), 11/15/2044	1,135,950
855,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	877,410
		TOTAL	13,003,786
		Virginia—0.4%
500,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2046	545,965
		Washington—1.2%
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	496,482

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$675,000	[1,2]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 6.00% (Heron's Key Senior Living), 7/1/2025	$675,547
500,000	[1,2]	Washington State Housing Finance Commission, Revenue Bonds (Series 2016), 5.00% (Presbyterian Retirement Communities Northwest), 1/1/2031	510,610
		TOTAL	1,682,639
		Wisconsin—1.5%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), (United States Treasury PRF 5/1/2019@100), 5/1/2036	2,212,620
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $135,650,891)	143,091,065
		SHORT-TERM MUNICIPALS—0.7%[5]
		Florida—0.3%
400,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.62%, 3/1/2017	400,000
		Michigan—0.1%
100,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.63%, 3/7/2017	100,000
		New York—0.3%
200,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.57%, 3/1/2017	200,000
300,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.57%, 3/1/2017	300,000
		TOTAL	500,000
		TOTAL SHORT-TERM MUNICIPALS—0.7% (IDENTIFIED COST $1,000,000)	1,000,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $136,650,891)[6]	144,091,065
		OTHER ASSETS AND LIABILITIES—NET[7]	1,311,665
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(35,525,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$91,727,730
At February 28, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $4,948,270, which represented 5.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $4,948,270, which represented 5.4% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At February 28, 2017, the cost of investments for federal tax purposes was $136,467,864. The net unrealized appreciation of investments for federal tax purposes was $7,623,201. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,407,141 and net unrealized depreciation from investments for those securities having an excess of cost over value of $783,940.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at February 28, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally use bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally use mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
As of February 28, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017